COMMITMENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

27 COMMITMENTS

Pursuant to the Nomas MOU, Diginex has agreed pay fixed non-refundable fees in an aggregate amount of $800,000, with the initial payment of $400,000 paid upon signing of the Nomas MOU and the remaining balance of $400,000, as held under escrow and recognized as a restricted bank balance, to be released in equal installments upon the occurrence of three defined milestones via an escrow arrangement. The Nomas MOU also provides that the Company shall pay success fees upon achieving certain capital raise targets and the successful listing of the Company’s securities on the ADX.

Pursuant to the Al Noor MOU, Diginex has agreed to fees in an aggregate amount of $650,000, with the initial payment of $250,000 paid upon signing of the Al Noor MOU, an additional amount of $150,000 was paid in June 2025 and the remaining fees in equal installments upon the occurrence of three defined milestones. The Al Noor MOU also provides that the Company shall pay success fees upon achieving certain capital raise targets and the successful listing the Company s securities on the ADX.